Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Dec. 28, 2012 Tyco International And Pentair Tax Sharing Agreement 2012	Sep. 28, 2012 Other Liabilities Tax Sharing Agreement Obligation	Dec. 28, 2012 Telephone Consumer Protection Act Case	Sep. 28, 2012 Telephone Consumer Protection Act Case
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 44	$ 38	$ 33
Purchase Obligation, Fiscal Year Maturity
Purchase obligations due 2013	37
Purchase obligations due 2014	8
Purchase obligations due 2015	5
Putative class actions						2	2
Increase in legal reserves							15
Due To Former Parent					19
Due from Participating Entities				$ 6.4